OTHER NON-CURRENT ASSETS - Schedule of Detailed Information About Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Non-Current Assets [Abstract]
Heap leach ore	$ 201,823	$ 0
Investment in Versamet	0	32,317
Indemnification asset	39,844	0
Convertible note receivable	18,750	29,094
Supplies	14,460	0
VAT receivables	0	8,587
Other	3,935	3,137
Other non-current assets	$ 278,812	$ 73,135